Debt	3 Months Ended
Mar. 31, 2026
Disclosure of long term debt [abstract]
Debt	DEBT
The Federal Revenue Law applicable to PEMEX as of January 1, 2026, published in the Official Gazette of the Federation on November 7, 2025, authorized Petróleos Mexicanos to incur an internal net debt up to Ps. 160,619,600 and an external net debt up to U.S.$5,342,100. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law. Following the dissolution, this authorization is exercised solely by Petróleos Mexicanos as successor (see Note 1).
During the period from January 1 to March 31, 2026, PEMEX participated in the following outstanding financing activities:
•On February 13, 2026, Petróleos Mexicanos completed an issuance of local debt for a total amount of Ps.31,500,000, in three tranches: (1) Ps.9,005,367 at a floating interest rate to TIIE plus 180 basis points, maturing in April 2031; (2) Ps.16,998,940 at a fixed rate of 10.8%, maturing in August 2034; and (3) Ps.5,495,693 at a fixed rate of 5.84%, maturing in August 2036.
•On March 4, 2026, Petróleos Mexicanos entered into a Ps. 19,000,000 in credit facility bearing interest at a floating rate linked to 28-day TIIE, plus a margin of 215 basis points, maturing in September 2029.
As of March 31, 2026, PEMEX had U.S.$5,508,000 and Ps.19,000,000 in credit lines in order to provide liquidity of which U.S.$4,608,000 and Ps.19,000,000 were available.

As of December 31, 2025, the outstanding amount under PMI Trading's revolving credit line was U.S.$206,314. From January 1 to March 31, 2026, PMI Trading obtained and repaid U.S.$200,000 from its revolving credit line. As of March 31, 2026, the outstanding amount under this revolving credit line was U.S.$206,314 and the available amount was U.S.$23,686.

The following table presents the roll-forward of total debt of PEMEX for each of the three-month periods ended March 31, 2026 and 2025, which includes short and long-term debt:

	March 31,
	2026		2025
Changes in total debt:
At the beginning of the year	Ps.	1,531,298,090	Ps.	1,978,772,255
Loans obtained - financing institutions	202,673,971		377,847,363
Debt payments	(298,210,433)		(299,080,742)
Accrued interest (1)(2)	31,320,836		42,360,221
Interest (paid)	(44,020,330)		(55,966,327)
Foreign exchange	4,867,677		9,519,573
At the end of the period	Ps.	1,427,929,811	Ps.	2,053,452,343

(1)During the three-month period ended March 31 2025, includes Ps. 314,877 of premiums and awards amortizations; Ps. (539,553) of fees and expenses related to the issuance of debt and amortized cost of Ps. 247,331.
(2)During the three-month period ended March 31, 2026, includes Ps. 447,331 of premiums and awards amortizations; Ps. (43,000) of fees and expenses related to the issuance of debt and amortized cost of Ps. (150,307).

As of March 31, 2026 and 2025, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	March 31,
	2026	2025
U.S. dollar	18.0667	20.3182
Japanese yen	0.11268	0.1345
Pounds sterling	23.9709	26.3222
Euro	20.7929	21.9254
Swiss francs	22.6314	23.0313
UDI	8.785311	8.421934